Changes in accounting policies and recent accounting pronouncements	9 Months Ended
Sep. 30, 2018
Changes in accounting policies and recent accounting pronouncements [abstract]
Changes in accounting policies and recent accounting pronouncements
3.   Changes in accounting policies and recent accounting pronouncements

The Company has adopted the following new accounting standards effective for annual periods beginning on or after January 1, 2018:

(i)            Financial instruments

IFRS 9 - Financial Instruments - The standard was issued in its final version by the IASB in July 2014 bringing together the classification and measurement, impairment and hedge accounting phases of the IASB’s project to replace IAS 39, “Financial instruments: recognition and measurement” (“IAS 39”). The standard retains but simplifies the mixed measurement model and establishes two primary measurement categories for financial assets: amortized cost and fair value. The mandatory effective date of IFRS 9 would be annual periods beginning on or after January 1, 2018, with early adoption permitted. The adoption of IFRS 9 did not result in any changes to the classification or measurement of the Company’s existing financial instruments on transition date.

The following accounting policy was adopted as at January 1, 2018 retrospectively and replaces the Company’s previously existing accounting policy on financial instruments summarized in Note 3(o) of the consolidated financial statements for the year ended December 31, 2017.

The Company classifies and measures its financial instruments at fair value, with changes in fair value recognized in profit or loss as they arise, unless restrictive criteria regarding the objective and contractual cash flows of the instrument are met for classifying and measuring at either amortized cost or fair value through other comprehensive income.

Cash and cash equivalents and trade and other receivables are classified and measured as financial assets at amortized cost. Embedded derivatives arising from subsequent adjustments in provisional sales revenue are classified and measured as financial instruments at fair value through profit or loss. Trade and other payables are classified and measured as financial liabilities at amortized cost, and investment in equity instruments are classified and measured as financial assets at fair value through other comprehensive income.

(ii)            Revenue from contracts with customers

IFRS 15 - Revenue from Contracts with Customers - The final standard on revenue from contracts with customers was issued in May 2014 and is effective for annual reporting periods beginning on or after January 1, 2018 for public entities with early adoption permitted. The standard covers principles that an entity shall apply to report useful information to users of financial statements about the nature, amount, timing, and uncertainty of revenue and cash flows arising from a contract with a customer. Entities have the option of using either a full retrospective or a modified retrospective approach to adopt the guidance. The adoption of IFRS 15 did not impact the revenue recognition process of the Company’s existing provisional pricing arrangements on concentrate sales with the exception of disaggregating the Company’s revenue for note disclosure purposes.

The following accounting policy was adopted as at January 1, 2018 using the modified retrospective approach and replaces, effective January 1, 2018, the Company’s previously existing accounting policy on revenue recognition summarized in Note 3(e) of the consolidated financial statements for the year ended December 31, 2017.

The Company applies the following five-step approach in recognizing revenue from contracts with customers:

•	Identify the enforceable contract with the customer
•	Identify the separate performance obligations in the contract from transferring the distinct good or service
•	Determine the transaction price for consideration of transferring the good or service
•	Allocate the transaction price to the separate performance obligations identified
•	Recognize revenue when each separate performance obligation is satisfied

The Company recognizes revenue through entering into concentrate sales contracts with customers with the performance obligation of delivering its concentrate production in exchange for consideration valued under provisional pricing arrangements where the final sale prices are determined by quoted market prices in a period subsequent to the date of sale. In these circumstances, revenue from sales is recorded at the time of delivery based on forward prices for the expected date of final settlement.

Subsequent variations in metal prices are recognized as derivative pricing adjustments as they occur and are not considered as revenue from contracts with customers.

The following are future changes in accounting policies not yet effective as at September 30, 2018:

(i)            Leases

IFRS 16 - Leases - The standard on leases was issued in January 2016 and is effective for annual reporting periods beginning on or after January 1, 2019 for public entities with early adoption permitted, provided IFRS 15 has been applied or is applied at the same date as IFRS 16. The standard requires lessees to recognize assets and liabilities for most leases. The Company is assessing the impact of this standard.